EQUITABLE AMERICA VARIABLE ACCOUNT L

FINANCIAL STATEMENTS

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account L indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account L as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Moderate-Plus Allocation
1290 VT GAMCO Small Company Value	EQ/Money Market
1290 VT Socially Responsible	EQ/Morgan Stanley Small Cap Growth
BNY Mellon Stock Index Fund, Inc.	EQ/PIMCO Ultra Short Bond
EQ/AB Small Cap Growth	EQ/Quality Bond PLUS
EQ/Aggressive Allocation	EQ/Small Company Index
EQ/All Asset Growth Allocation	EQ/JPMorgan Growth Stock
EQ/Capital Group Research	EQ/Value Equity
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond	Invesco V.I. Diversified Dividend Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Global Core Equity Fund
EQ/Intermediate Government Bond	Invesco V.I. Global Fund
EQ/Janus Enterprise	Invesco V.I. Health Care Fund
EQ/Large Cap Growth Managed Volatility	Invesco V.I. Technology Fund
EQ/Large Cap Value Index	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Forty Portfolio
EQ/MFS International Growth	Janus Henderson Global Research Portfolio
EQ/Mid Cap Index	Janus Henderson Overseas Portfolio
EQ/Mid Cap Value Managed Volatility	MFS® Utilities Series
EQ/ Moderate Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, 214 North Tryon Street, Suite 4200 Charlotte, NC 28202

T: (704) 344 7500, F: (704) 344 4100 www.pwc.com/us

1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account L since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

2

Equitable America Variable Account L

Statement of Assets and Liabilities

December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$7,547,806	$71,216,590	$2,172,100	$25,244,915	$754,385	$1,415,295
Receivable for shares of the Portfolios sold	565	9,516	54	1,184	11	39
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	7,548,371	71,226,106	2,172,154	25,246,099	754,396	1,415,334

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	565	9,517	54	1,184	11	39
Total liabilities	565	9,517	54	1,184	11	39

Net Assets	$7,547,806	$71,216,589	$2,172,100	$25,244,915	$754,385	$1,415,295

Net Assets:
Accumulation unit values	$7,547,806	$71,216,589	$2,172,100	$25,244,915	$754,385	$1,415,295
Total Net Assets	$7,547,806	$71,216,589	$2,172,100	$25,244,915	$754,385	$1,415,295

Investments in shares of the Portfolios, at cost	7,899,694	48,477,773	1,281,914	16,234,339	810,019	1,528,818

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

3

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Assets:
Investments in shares of the Portfolios, at fair value	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272
Receivable for shares of the Portfolios sold	8,025	2,406	9	744	-	61
Receivable for policy-related transactions	-	-	-	-	2,496	-
Total assets	50,281,628	23,583,401	141,626	707,557	9,013,424	765,333

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	2,496	-
Payable for policy-related transactions	8,025	2,406	9	744	-	61
Total liabilities	8,025	2,406	9	744	2,496	61

Net Assets	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272

Net Assets:
Accumulation unit values	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272
Total Net Assets	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272

Investments in shares of the Portfolios, at cost	53,234,249	20,833,773	157,365	820,021	9,695,705	854,541

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

4

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$790,579	$2,708,311	$8,935,478	$11,222,509	$7,231,899	$1,167,773
Receivable for shares of the Portfolios sold	99	-	421	771	85	336
Receivable for policy-related transactions	-	273	-	-	-	-
Total assets	790,678	2,708,584	8,935,899	11,223,280	7,231,984	1,168,109

Liabilities:
Payable for shares of the Portfolios purchased	-	273	-	-	-	-
Payable for policy-related transactions	99	-	421	770	85	336
Total liabilities	99	273	421	770	85	336

Net Assets	$790,579	$2,708,311	$8,935,478	$11,222,510	$7,231,899	$1,167,773

Net Assets:
Accumulation unit values	$790,579	$2,708,311	$8,935,478	$11,222,510	$7,231,899	$1,167,773
Total Net Assets	$790,579	$2,708,311	$8,935,478	$11,222,510	$7,231,899	$1,167,773

Investments in shares of the Portfolios, at cost	703,962	2,886,873	7,997,345	10,689,458	5,332,571	959,149

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

5

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424	$2,490,866
Receivable for shares of the Portfolios sold	4,158	844	234	415	1,082	141
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	76,357,077	11,118,032	4,428,437	10,665,703	3,417,506	2,491,007

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	4,158	844	234	415	1,082	141
Total liabilities	4,158	844	234	415	1,082	141

Net Assets	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424	$2,490,866

Net Assets:
Accumulation unit values	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424	$2,490,866
Total Net Assets	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424	$2,490,866

Investments in shares of the Portfolios, at cost	56,983,053	10,435,709	3,276,969	8,583,787	3,746,527	2,807,652

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

6

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/JPMorgan Growth Stock Portfolio*
Assets:
Investments in shares of the Portfolios, at fair value	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776	$51,304,438
Receivable for shares of the Portfolios sold	-	817	218	-	79	10,351
Receivable for policy-related transactions	1,290	-	-	775	-	-
Total assets	6,937,711	12,008,138	1,591,867	3,394,843	1,254,855	51,314,789

Liabilities:
Payable for shares of the Portfolios purchased	1,290	-	-	775	-	-
Payable for policy-related transactions	-	817	218	-	79	10,351
Total liabilities	1,290	817	218	775	79	10,351

Net Assets	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776	$51,304,438

Net Assets:
Accumulation unit values	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776	$51,304,438
Total Net Assets	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776	$51,304,438

Investments in shares of the Portfolios, at cost	6,936,169	18,927,583	1,618,757	3,787,841	1,204,547	33,717,599

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

7

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Assets:
Investments in shares of the Portfolios, at fair value	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675
Receivable for shares of the Portfolios sold	117	-	184	138	5	41
Receivable for policy-related transactions	-	923	-	-	-	-
Total assets	1,063,565	27,532,593	5,796,646	1,837,021	387,618	393,716

Liabilities:
Payable for shares of the Portfolios purchased	-	923	-	-	-	-
Payable for policy-related transactions	117	-	184	138	5	41
Total liabilities	117	923	184	138	5	41

Net Assets	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675

Net Assets:
Accumulation unit values	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675
Total Net Assets	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675

Investments in shares of the Portfolios, at cost	907,168	18,229,492	5,962,479	1,613,535	343,792	364,222

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

8

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057
Receivable for shares of the Portfolios sold	136	28	95	137	191	776
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	3,310,661	692,322	573,513	8,776,664	16,897,956	21,629,833

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	136	28	95	137	191	776
Total liabilities	136	28	95	137	191	776

Net Assets	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057

Net Assets:
Accumulation unit values	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057
Total Net Assets	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057

Investments in shares of the Portfolios, at cost	3,124,371	642,094	599,093	6,152,384	12,740,412	18,099,464

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

9

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Assets:
Investments in shares of the Portfolios, at fair value	$11,488,282	$3,482,319	$1,663,680	$1,966,241
Receivable for shares of the Portfolios sold	-	99	26	-
Receivable for policy-related transactions	635	-	-	9
Total assets	11,488,917	3,482,418	1,663,706	1,966,250

Liabilities:
Payable for shares of the Portfolios purchased	635	-	-	9
Payable for policy-related transactions	-	99	26	-
Total liabilities	635	99	26	9

Net Assets	$11,488,282	$3,482,319	$1,663,680	$1,966,241

Net Assets:
Accumulation unit values	$11,488,282	$3,482,319	$1,663,680	$1,966,241
Total Net Assets	$11,488,282	$3,482,319	$1,663,680	$1,966,241

Investments in shares of the Portfolios, at cost	7,572,922	3,082,428	1,509,755	2,496,497

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

10

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class A	81,772
1290 VT Equity Income	Class B	1,475,565
1290 VT GAMCO Small Company Value	Class B	1,017,887
1290 VT Socially Responsible	Class A	79,911
1290 VT Socially Responsible	Class B	28,911
BNY Mellon Stock Index Fund, Inc.	Initial Shares	365,445
EQ/AB Small Cap Growth	Class A	45,225
EQ/Aggressive Allocation	Class B	143,513
EQ/All Asset Growth Allocation	Class B	2,836,012
EQ/Capital Group Research	Class A	794,687
EQ/Conservative Allocation	Class B	17,319
EQ/Conservative-Plus Allocation	Class B	86,075
EQ/Core Bond Index	Class A	978,986
EQ/Core Plus Bond	Class A	218,613
EQ/Global Equity Managed Volatility	Class A	49,012
EQ/Intermediate Government Bond	Class A	284,971
EQ/Janus Enterprise	Class A	437,050
EQ/Large Cap Growth Managed Volatility	Class B	383,712
EQ/Large Cap Value Index	Class A	724,548
EQ/Large Cap Value Managed Volatility	Class A	65,658
EQ/Loomis Sayles Growth Portfolio	Class B	7,401,654
EQ/MFS International Growth	Class B	1,523,705
EQ/Mid Cap Index	Class A	284,340
EQ/Mid Cap Value Managed Volatility	Class A	656,518
EQ/Moderate Allocation	Class B	288,935
EQ/Moderate-Plus Allocation	Class B	267,037
EQ/Money Market	Class A	6,931,312
EQ/Morgan Stanley Small Cap Growth	Class B	1,662,179
EQ/PIMCO Ultra Short Bond	Class B	163,352
EQ/Quality Bond PLUS	Class B	441,660
EQ/Small Company Index	Class A	113,433
EQ/JPMorgan Growth Stock Portfolio	Class B	913,682
EQ/Value Equity	Class B	48,314
Fidelity® VIP Contrafund® Portfolio	Service Class	570,014
Franklin Income VIP Fund	Class 2	408,202
Franklin Rising Dividends VIP Fund	Class 2	68,210
Invesco V.I. Diversified Dividend Fund	Series 1	15,991
Invesco V.I. Global Core Equity Fund	Series 1	40,711
Invesco V.I. Global Fund	Service Class	93,254
Invesco V.I. Health Care Fund	Series 1	26,719
Invesco V.I. Technology Fund	Series 1	30,996
Janus Henderson Balanced Portfolio	Institutional Shares	193,828
Janus Henderson Enterprise Portfolio	Institutional Shares	220,828
Janus Henderson Forty Portfolio	Institutional Shares	351,000
Janus Henderson Forty Portfolio	Service Shares	117,891
Janus Henderson Global Research Portfolio	Institutional Shares	188,024
Janus Henderson Overseas Portfolio	Service Shares	86,884
MFS® Utilities Series	Initial Class	51,587
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	204,391

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

11

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	0.60%	Class A	$30.05	13,069
1290 VT Equity Income	0.35%	Class B	$40.32	324
1290 VT Equity Income	0.35%	Class B	$40.77	5,353
1290 VT Equity Income	0.35%	Class B	$42.31	53,246
1290 VT Equity Income	0.35%	Class B	$41.61	73,164
1290 VT Equity Income	0.75%	Class B	$33.85	48,064

1290 VT GAMCO Small Company Value	0.35%	Class B	$84.11	990
1290 VT GAMCO Small Company Value	0.35%	Class B	$109.56	7,679
1290 VT GAMCO Small Company Value	0.35%	Class B	$87.46	165,390
1290 VT GAMCO Small Company Value	0.35%	Class B	$116.02	175,457
1290 VT GAMCO Small Company Value	0.75%	Class B	$198.43	178,756

1290 VT Socially Responsible	0.35%	Class A	$30.51	4,262
1290 VT Socially Responsible	0.35%	Class A	$31.65	38,639
1290 VT Socially Responsible	0.75%	Class A	$32.70	7,688
1290 VT Socially Responsible	0.35%	Class B	$42.87	13,240

BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$47.49	17,583
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$47.77	407,183
BNY Mellon Stock Index Fund, Inc.	0.75%	Initial Shares	$40.30	123,070

EQ/AB Small Cap Growth	0.35%	Class A	$44.35	17,009

EQ/Aggressive Allocation	0.35%	Class B	$22.03	39,625
EQ/Aggressive Allocation	0.35%	Class B	$22.03	16,042
EQ/Aggressive Allocation	0.75%	Class B	$20.62	9,173

EQ/All Asset Growth Allocation	0.35%	Class B	$24.92	21
EQ/All Asset Growth Allocation	0.35%	Class B	$23.60	78,852
EQ/All Asset Growth Allocation	0.35%	Class B	$25.90	82,698
EQ/All Asset Growth Allocation	0.35%	Class B	$23.92	350,186
EQ/All Asset Growth Allocation	0.75%	Class B	$46.36	817,406

EQ/Capital Group Research	0.35%	Class A	$15.76	2,506
EQ/Capital Group Research	0.35%	Class A	$42.86	44,070
EQ/Capital Group Research	0.35%	Class A	$62.93	69,047
EQ/Capital Group Research	0.35%	Class A	$42.03	297,635
EQ/Capital Group Research	0.60%	Class A	$46.64	49,499
EQ/Capital Group Research	0.75%	Class A	$49.45	50,343

EQ/Conservative Allocation	0.35%	Class B	$14.17	5,851
EQ/Conservative Allocation	0.35%	Class B	$14.17	1,601
EQ/Conservative Allocation	0.75%	Class B	$13.26	2,714

EQ/Conservative-Plus Allocation	0.35%	Class B	$16.30	6,588
EQ/Conservative-Plus Allocation	0.35%	Class B	$16.30	16,451
EQ/Conservative-Plus Allocation	0.75%	Class B	$15.26	21,704

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

12

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Core Bond Index	0.35%	Class A	$16.26	296
EQ/Core Bond Index	0.35%	Class A	$15.61	40,597
EQ/Core Bond Index	0.35%	Class A	$16.35	221,213
EQ/Core Bond Index	0.35%	Class A	$15.85	196,975
EQ/Core Bond Index	0.60%	Class A	$11.74	4,818
EQ/Core Bond Index	0.75%	Class A	$11.49	137,150

EQ/Core Plus Bond	0.35%	Class A	$16.85	45,405

EQ/Global Equity Managed Volatility	0.35%	Class A	$64.73	12,214

EQ/Intermediate Government Bond	0.35%	Class A	$13.85	963
EQ/Intermediate Government Bond	0.35%	Class A	$16.29	233
EQ/Intermediate Government Bond	0.35%	Class A	$13.85	77,885
EQ/Intermediate Government Bond	0.35%	Class A	$16.23	67,460
EQ/Intermediate Government Bond	0.75%	Class A	$18.31	28,288

EQ/Janus Enterprise	0.35%	Class A	$37.26	602
EQ/Janus Enterprise	0.35%	Class A	$60.28	2,675
EQ/Janus Enterprise	0.35%	Class A	$37.52	185,451
EQ/Janus Enterprise	0.35%	Class A	$58.33	30,735

EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$49.83	10,434
EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$49.83	159,475
EQ/Large Cap Growth Managed Volatility	0.75%	Class B	$46.31	59,495

EQ/Large Cap Value Index	0.35%	Class A	$38.02	2,406
EQ/Large Cap Value Index	0.35%	Class A	$40.42	2,272
EQ/Large Cap Value Index	0.35%	Class A	$40.41	141,958
EQ/Large Cap Value Index	0.35%	Class A	$40.19	32,630

EQ/Large Cap Value Managed Volatility	0.35%	Class A	$29.12	9
EQ/Large Cap Value Managed Volatility	0.35%	Class A	$29.96	38,971

EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$58.94	6,997
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$57.26	86,058
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$60.24	233,760
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$58.86	890,405
EQ/Loomis Sayles Growth Portfolio	0.75%	Class B	$43.25	104,457

EQ/MFS International Growth	0.35%	Class B	$28.75	2,663
EQ/MFS International Growth	0.35%	Class B	$30.60	148,452
EQ/MFS International Growth	0.75%	Class B	$42.74	152,053

EQ/Mid Cap Index	0.35%	Class A	$48.78	3,703
EQ/Mid Cap Index	0.35%	Class A	$50.99	83,305

EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$37.86	2,979
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$37.86	3,663
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$37.86	192,199
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$37.86	82,843

EQ/Moderate Allocation	0.35%	Class B	$17.05	51,106
EQ/Moderate Allocation	0.35%	Class B	$17.05	58,740
EQ/Moderate Allocation	0.35%	Class B	$17.05	51,109
EQ/Moderate Allocation	0.75%	Class B	$15.96	42,106

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

13

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Moderate-Plus Allocation	0.35%	Class B	$19.70	57,329
EQ/Moderate-Plus Allocation	0.35%	Class B	$19.70	55,208
EQ/Moderate-Plus Allocation	0.75%	Class B	$18.44	14,830

EQ/Money Market	0.35%	Class A	$11.72	304
EQ/Money Market	0.35%	Class A	$11.72	9,015
EQ/Money Market	0.35%	Class A	$11.72	309,168
EQ/Money Market	0.35%	Class A	$11.72	151,893
EQ/Money Market	0.60%	Class A	$11.20	764
EQ/Money Market	0.75%	Class A	$10.89	129,767

EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$14.34	3,047
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$14.34	37,387
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$14.34	248,194
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$14.34	488,815
EQ/Morgan Stanley Small Cap Growth	0.75%	Class B	$34.70	24,855

EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.77	1,028
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.72	95
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.85	75,245
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.75	31,031

EQ/Quality Bond PLUS	0.35%	Class B	$18.64	5,576
EQ/Quality Bond PLUS	0.35%	Class B	$18.74	84,081
EQ/Quality Bond PLUS	0.75%	Class B	$24.45	70,146

EQ/Small Company Index	0.35%	Class A	$52.12	24,073

EQ/JPMorgan Growth Stock Portfolio	0.35%	Class B	$48.19	10,520
EQ/JPMorgan Growth Stock Portfolio	0.35%	Class B	$48.68	289,735
EQ/JPMorgan Growth Stock Portfolio	0.75%	Class B	$95.23	385,328

EQ/Value Equity	0.35%	Class B	$39.58	26,866

Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$65.82	19,981
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$70.78	268,650
Fidelity® VIP Contrafund® Portfolio	0.75%	Service Class	$57.48	125,274

Franklin Income VIP Fund	0.35%	Class 2	$21.75	6,443
Franklin Income VIP Fund	0.35%	Class 2	$34.30	164,928

Franklin Rising Dividends VIP Fund	0.35%	Class 2	$58.25	31,537

Invesco V.I. Diversified Dividend Fund	0.35%	Series 1	$20.16	19,228

Invesco V.I. Global Core Equity Fund	0.35%	Series 1	$26.06	15,109

Invesco V.I. Global Fund	0.35%	Service Class	$59.48	55,662

Invesco V.I. Health Care Fund	0.35%	Series 1	$44.08	101
Invesco V.I. Health Care Fund	0.35%	Series 1	$43.50	15,811

Invesco V.I. Technology Fund	0.35%	Series 1	$44.63	12,847

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

14

Equitable America Variable Account L

Statement of Assets and Liabilities (Concluded)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$47.06	10,564
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$47.92	150,246
Janus Henderson Balanced Portfolio	0.75%	Institutional Shares	$43.35	24,897

Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$39.49	11,333
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$47.65	298,654
Janus Henderson Enterprise Portfolio	0.75%	Institutional Shares	$59.99	36,986

Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$71.77	15,271
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$75.76	136,752
Janus Henderson Forty Portfolio	0.75%	Institutional Shares	$52.49	98,380
Janus Henderson Forty Portfolio	0.35%	Service Shares	$90.24	55,511

Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$25.66	16,444
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$29.14	283,365
Janus Henderson Global Research Portfolio	0.75%	Institutional Shares	$19.37	145,010

Janus Henderson Overseas Portfolio	0.35%	Service Shares	$38.29	70
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$38.39	90,634

MFS® Utilities Series	0.35%	Initial Class	$69.03	196
MFS® Utilities Series	0.35%	Initial Class	$72.03	22,911

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$23.02	243
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$20.96	1,994
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$22.93	59,656
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$22.11	24,912

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

15

Equitable America Variable Account L

Statement of Operations

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$151,936	$415,602	$14,634	$328,778	$1,705	$18,305

Expenses:
Asset-based charges	32,874	365,726	8,049	98,010	2,398	5,176

Net Investment Income (Loss)	119,062	49,876	6,585	230,768	(693)	13,129

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(41,805)	1,869,564	95,784	579,651	(7,362)	(6,013)
Realized gain distribution from the Portfolios	450,556	4,675,957	44,240	842,864	1,076	39,196
Net realized gain (loss) on investments	408,751	6,545,521	140,024	1,422,515	(6,286)	33,183

Net change in unrealized appreciation (depreciation) of investments	(186,681)	5,812,090	340,556	3,583,626	118,958	168,295
Net Realized and Unrealized Gain (Loss) on Investments	222,070	12,357,611	480,580	5,006,141	112,672	201,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$341,132	$12,407,487	$487,165	$5,236,909	$111,979	$214,607

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

16

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Income and Expenses:		`
Investment Income:
Dividends from the Portfolios	$898,882	$74,889	$3,298	$13,929	$187,174	$17,584

Expenses:
Asset-based charges	314,115	90,359	697	3,682	37,809	2,680

Net Investment Income (Loss)	584,767	(15,470)	2,601	10,247	149,365	14,904

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(414,939)	122,477	(13,784)	(14,242)	(78,966)	(12,285)
Realized gain distribution from the Portfolios	818,116	1,080,734	1,224	15,420	-	-
Net realized gain (loss) on investments	403,177	1,203,211	(12,560)	1,178	(78,966)	(12,285)

Net change in unrealized appreciation (depreciation) of investments	5,118,882	3,254,810	20,050	56,279	291,902	28,383
Net Realized and Unrealized Gain (Loss) on Investments	5,522,059	4,458,021	7,490	57,457	212,936	16,098

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,106,826	$4,442,551	$10,091	$67,704	$362,301	$31,002

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

17

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,516	$72,485	$2,752	$41,457	$114,234	$18,633

Expenses:
Asset-based charges	2,653	11,556	29,710	44,511	25,625	4,070

Net Investment Income (Loss)	3,863	60,929	(26,958)	(3,054)	88,609	14,563

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	6,018	(22,162)	57,439	(32,331)	292,854	27,219
Realized gain distribution from the Portfolios	30,679	-	587,214	905,418	208,583	62,939
Net realized gain (loss) on investments	36,697	(22,162)	644,653	873,087	501,437	90,158

Net change in unrealized appreciation (depreciation) of investments	103,559	52,256	689,123	2,319,608	121,723	42,849
Net Realized and Unrealized Gain (Loss) on Investments	140,256	30,094	1,333,776	3,192,695	623,160	133,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,119	$91,023	$1,306,818	$3,189,641	$711,769	$147,570

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$134,497	$41,606	$145,001	$63,607	$38,306

Expenses:
Asset-based charges	255,053	64,252	14,465	35,141	12,583	9,658

Net Investment Income (Loss)	(255,053)	70,245	27,141	109,860	51,024	28,648

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	1,068,044	63,392	63,780	133,727	(74,872)	(111,288)
Realized gain distribution from the Portfolios	3,063,397	405,754	164,227	489,299	71,673	69,572
Net realized gain (loss) on investments	4,131,441	469,146	228,007	623,026	(3,199)	(41,716)

Net change in unrealized appreciation (depreciation) of investments	20,125,936	875,202	343,185	495,299	273,160	356,450
Net Realized and Unrealized Gain (Loss) on Investments	24,257,377	1,344,348	571,192	1,118,325	269,961	314,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,002,324	$1,414,593	$598,333	$1,228,185	$320,985	$343,382

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/JPMorgan Growth Stock Portfolio*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$302,130	$167	$63,255	$72,041	$13,388	$-

Expenses:
Asset-based charges	29,440	41,089	5,556	18,497	4,137	294,923

Net Investment Income (Loss)	272,690	(40,922)	57,699	53,544	9,251	(294,923)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	113	(863,337)	(1,027)	(37,359)	(3,605)	2,619,641
Realized gain distribution from the Portfolios	-	-	-	-	38,657	6,940,951
Net realized gain (loss) on investments	113	(863,337)	(1,027)	(37,359)	35,052	9,560,592

Net change in unrealized appreciation (depreciation) of investments	(113)	4,083,227	24,907	105,286	135,405	8,048,042
Net Realized and Unrealized Gain (Loss) on Investments	-	3,219,890	23,880	67,927	170,457	17,608,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$272,690	$3,178,968	$81,579	$121,471	$179,708	$17,313,711

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,340	$98,385	$294,871	$16,872	$7,399	$2,109

Expenses:
Asset-based charges	3,394	114,828	20,129	6,372	1,302	1,323

Net Investment Income (Loss)	7,946	(16,443)	274,742	10,500	6,097	786

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	2,556	731,592	(17,930)	18,296	6,950	(560)
Realized gain distribution from the Portfolios	1,740	898,461	357,478	193,639	30,473	271
Net realized gain (loss) on investments	4,296	1,630,053	339,548	211,935	37,423	(289)

Net change in unrealized appreciation (depreciation) of investments	159,817	5,509,957	(157,865)	(20,635)	(12,608)	73,399
Net Realized and Unrealized Gain (Loss) on Investments	164,113	7,140,010	181,683	191,300	24,815	73,110

Net Increase (Decrease) in Net Assets Resulting from Operations	$172,059	$7,123,567	$456,425	$201,800	$30,912	$73,896

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)

For the year ended December 31, 2023

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$-	$-	$177,703	$25,592	$34,232

Expenses:
Asset-based charges	10,572	2,535	1,725	34,039	65,859	84,618

Net Investment Income (Loss)	(10,572)	(2,535)	(1,725)	143,664	(40,267)	(50,386)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	11,255	6,522	(14,365)	193,432	323,654	31,864
Realized gain distribution from the Portfolios	360,196	-	-	-	1,119,359	-
Net realized gain (loss) on investments	371,451	6,522	(14,365)	193,432	1,443,013	31,864

Net change in unrealized appreciation (depreciation) of investments	517,046	13,563	202,659	841,394	1,238,447	6,267,063
Net Realized and Unrealized Gain (Loss) on Investments	888,497	20,085	188,294	1,034,826	2,681,460	6,298,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$877,925	$17,550	$186,569	$1,178,490	$2,641,193	$6,248,541

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Concluded)

For the year ended December 31, 2023

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$98,949	$49,283	$58,646	$46,804

Expenses:
Asset-based charges	47,922	12,150	5,814	7,267

Net Investment Income (Loss)	51,027	37,133	52,832	39,537

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	326,007	34,752	12,845	(112,550)
Realized gain distribution from the Portfolios	302,339	-	90,746	23,104
Net realized gain (loss) on investments	628,346	34,752	103,591	(89,446)

Net change in unrealized appreciation (depreciation) of investments	1,812,751	266,575	(198,606)	137,984
Net Realized and Unrealized Gain (Loss) on Investments	2,441,097	301,327	(95,015)	48,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,492,124	$338,460	$(42,183)	$88,075

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$119,062	$49,876	$6,585	$230,768	$(693)	$13,129
Net realized gain (loss) on investments	408,751	6,545,521	140,024	1,422,515	(6,286)	33,183
Net change in unrealized appreciation (depreciation) of investments	(186,681)	5,812,090	340,556	3,583,626	118,958	168,295

Net increase (decrease) in net assets resulting from operations	341,132	12,407,487	487,165	5,236,909	111,979	214,607

From Contractowners Transactions:
Payments received from Contractowners	282,876	1,738,172	47,739	558,248	25,956	61,030
Transfers between Variable Investment Options including guaranteed investment account, net	6,268	(664,875)	(14,695)	223,980	13,139	16,249
Redemptions for contract benefits and terminations	(443,581)	(3,222,087)	(187,365)	(1,057,309)	(13,246)	(971)
Contract maintenance charges	(415,358)	(2,737,042)	(85,556)	(875,348)	(36,577)	(54,647)

Net increase (decrease) in net assets resulting from contractowners transactions	(569,795)	(4,885,832)	(239,877)	(1,150,429)	(10,728)	21,661

Net increase (Decrease) in Net Assets	(228,663)	7,521,655	247,288	4,086,480	101,251	236,268

Net Assets - Beginning of Year	7,776,469	63,694,934	1,924,812	21,158,435	653,134	1,179,027
Net Assets - End of Year	$7,547,806	$71,216,589	$2,172,100	$25,244,915	$754,385	$1,415,295

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$584,767	$(15,470)	$2,601	$10,247	$149,365	$14,904
Net realized gain (loss) on investments	403,177	1,203,211	(12,560)	1,178	(78,966)	(12,285)
Net change in unrealized appreciation (depreciation) of investments	5,118,882	3,254,810	20,050	56,279	291,902	28,383

Net increase (decrease) in net assets resulting from operations	6,106,826	4,442,551	10,091	67,704	362,301	31,002

From Contractowners Transactions:
Payments received from Contractowners	2,726,915	885,890	12,886	42,482	753,252	52,807
Transfers between Variable Investment Options including guaranteed investment account, net	617,925	(24,561)	(18,038)	(25,770)	67,819	9,619
Redemptions for contract benefits and terminations	(2,746,854)	(1,148,728)	(10,562)	(4,038)	(543,480)	(70,500)
Contract maintenance charges	(3,499,808)	(1,268,922)	(23,386)	(50,377)	(759,307)	(50,594)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,901,822)	(1,556,321)	(39,100)	(37,703)	(481,716)	(58,668)

Net increase (Decrease) in Net Assets	3,205,004	2,886,230	(29,009)	30,001	(119,415)	(27,666)

Net Assets - Beginning of Year	47,068,599	20,694,765	170,626	676,812	9,130,343	792,938
Net Assets - End of Year	$50,273,603	$23,580,995	$141,617	$706,813	$9,010,928	$765,272

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,863	$60,929	$(26,958)	$(3,054)	$88,609	$14,563
Net realized gain (loss) on investments	36,697	(22,162)	644,653	873,087	501,437	90,158
Net change in unrealized appreciation (depreciation) of investments	103,559	52,256	689,123	2,319,608	121,723	42,849

Net increase (decrease) in net assets resulting from operations	144,119	91,023	1,306,818	3,189,641	711,769	147,570

From Contractowners Transactions:
Payments received from Contractowners	28,995	274,152	287,946	314,262	340,669	43,677
Transfers between Variable Investment Options including guaranteed investment account, net	(1,169)	39,562	50,115	16,833	(300,811)	(1,052)
Redemptions for contract benefits and terminations	(73,780)	(150,280)	(463,499)	(426,143)	(699,557)	(128,486)
Contract maintenance charges	(43,348)	(302,063)	(381,976)	(488,335)	(411,798)	(42,514)

Net increase (decrease) in net assets resulting from contractowners transactions	(89,302)	(138,629)	(507,414)	(583,383)	(1,071,497)	(128,375)

Net increase (Decrease) in Net Assets	54,817	(47,606)	799,404	2,606,258	(359,728)	19,195

Net Assets - Beginning of Year	735,762	2,755,917	8,136,074	8,616,252	7,591,627	1,148,578
Net Assets - End of Year	$790,579	$2,708,311	$8,935,478	$11,222,510	$7,231,899	$1,167,773

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(255,053)	$70,245	$27,141	$109,860	$51,024	$28,648
Net realized gain (loss) on investments	4,131,441	469,146	228,007	623,026	(3,199)	(41,716)
Net change in unrealized appreciation (depreciation) of investments	20,125,936	875,202	343,185	495,299	273,160	356,450

Net increase (decrease) in net assets resulting from operations	24,002,324	1,414,593	598,333	1,228,185	320,985	343,382

From Contractowners Transactions:
Payments received from Contractowners	1,971,880	439,858	136,145	432,672	146,474	113,543
Transfers between Variable Investment Options including guaranteed investment account, net	(701,011)	24,158	60,677	(668)	838,587	45,581
Redemptions for contract benefits and terminations	(2,987,621)	(782,314)	(233,372)	(441,583)	(196,796)	(408,282)
Contract maintenance charges	(3,222,500)	(570,532)	(172,705)	(562,622)	(168,981)	(216,137)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,939,252)	(888,830)	(209,255)	(572,201)	619,284	(465,295)

Net increase (Decrease) in Net Assets	19,063,072	525,763	389,078	655,984	940,269	(121,913)

Net Assets - Beginning of Year	57,289,847	10,591,425	4,039,125	10,009,304	2,476,155	2,612,779
Net Assets - End of Year	$76,352,919	$11,117,188	$4,428,203	$10,665,288	$3,416,424	$2,490,866

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/JPMorgan Growth Stock Portfolio*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$272,690	$(40,922)	$57,699	$53,544	$9,251	$(294,923)
Net realized gain (loss) on investments	113	(863,337)	(1,027)	(37,359)	35,052	9,560,592
Net change in unrealized appreciation (depreciation) of investments	(113)	4,083,227	24,907	105,286	135,405	8,048,042

Net increase (decrease) in net assets resulting from operations	272,690	3,178,968	81,579	121,471	179,708	17,313,711

From Contractowners Transactions:
Payments received from Contractowners	772,054	441,308	135,802	257,919	43,336	1,479,569
Transfers between Variable Investment Options including guaranteed investment account, net	865,923	(288,974)	8,577	79,941	(14,107)	(1,103,776)
Redemptions for contract benefits and terminations	(1,434,483)	(421,371)	(110,693)	(153,093)	(63,075)	(4,583,865)
Contract maintenance charges	(808,834)	(605,001)	(125,966)	(296,932)	(55,585)	(1,994,240)

Net increase (decrease) in net assets resulting from contractowners transactions	(605,340)	(874,038)	(92,280)	(112,165)	(89,431)	(6,202,312)

Net increase (Decrease) in Net Assets	(332,650)	2,304,930	(10,701)	9,306	90,277	11,111,399

Net Assets - Beginning of Year	7,269,071	9,702,391	1,602,350	3,384,762	1,164,499	40,193,039
Net Assets - End of Year	$6,936,421	$12,007,321	$1,591,649	$3,394,068	$1,254,776	$51,304,438

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,946	$(16,443)	$274,742	$10,500	$6,097	$786
Net realized gain (loss) on investments	4,296	1,630,053	339,548	211,935	37,423	(289)
Net change in unrealized appreciation (depreciation) of investments	159,817	5,509,957	(157,865)	(20,635)	(12,608)	73,399

Net increase (decrease) in net assets resulting from operations	172,059	7,123,567	456,425	201,800	30,912	73,896

From Contractowners Transactions:
Payments received from Contractowners	45,145	758,454	310,073	43,617	14,291	14,880
Transfers between Variable Investment Options including guaranteed investment account, net	(5,672)	(477,276)	7,951	(73,021)	(13,796)	7,841
Redemptions for contract benefits and terminations	(49,990)	(1,468,055)	(541,844)	(57,374)	(27,433)	(53,424)
Contract maintenance charges	(48,410)	(1,152,077)	(339,591)	(69,458)	(15,554)	(18,749)

Net increase (decrease) in net assets resulting from contractowners transactions	(58,927)	(2,338,954)	(563,411)	(156,236)	(42,492)	(49,452)

Net increase (Decrease) in Net Assets	113,132	4,784,613	(106,986)	45,564	(11,580)	24,444

Net Assets - Beginning of Year	950,316	22,747,057	5,903,448	1,791,319	399,193	369,231
Net Assets - End of Year	$1,063,448	$27,531,670	$5,796,462	$1,836,883	$387,613	$393,675

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,572)	$(2,535)	$(1,725)	$143,664	$(40,267)	$(50,386)
Net realized gain (loss) on investments	371,451	6,522	(14,365)	193,432	1,443,013	31,864
Net change in unrealized appreciation (depreciation) of investments	517,046	13,563	202,659	841,394	1,238,447	6,267,063

Net increase (decrease) in net assets resulting from operations	877,925	17,550	186,569	1,178,490	2,641,193	6,248,541

From Contractowners Transactions:
Payments received from Contractowners	107,442	33,793	13,071	338,201	413,050	454,267
Transfers between Variable Investment Options including guaranteed investment account, net	(67,669)	(38,065)	(5,414)	(102,349)	(244,501)	(82,948)
Redemptions for contract benefits and terminations	(131,766)	(82,532)	(14,696)	(368,426)	(873,626)	(721,957)
Contract maintenance charges	(122,843)	(50,762)	(17,751)	(460,091)	(708,765)	(734,934)

Net increase (decrease) in net assets resulting from contractowners transactions	(214,836)	(137,566)	(24,790)	(592,665)	(1,413,842)	(1,085,572)

Net increase (Decrease) in Net Assets	663,089	(120,016)	161,779	585,825	1,227,351	5,162,969

Net Assets - Beginning of Year	2,647,436	812,310	411,639	8,190,702	15,670,414	16,466,088
Net Assets - End of Year	$3,310,525	$692,294	$573,418	$8,776,527	$16,897,765	$21,629,057

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2023

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,027	$37,133	$52,832	$39,537
Net realized gain (loss) on investments	628,346	34,752	103,591	(89,446)
Net change in unrealized appreciation (depreciation) of investments	1,812,751	266,575	(198,606)	137,984

Net increase (decrease) in net assets resulting from operations	2,492,124	338,460	(42,183)	88,075

From Contractowners Transactions:
Payments received from Contractowners	461,793	166,800	61,775	147,845
Transfers between Variable Investment Options including guaranteed investment account, net	(124,190)	(48,849)	4,401	(15,570)
Redemptions for contract benefits and terminations	(707,179)	(210,911)	(48,991)	(246,050)
Contract maintenance charges	(583,474)	(171,499)	(61,726)	(125,964)

Net increase (decrease) in net assets resulting from contractowners transactions	(953,050)	(264,459)	(44,541)	(239,739)

Net increase (Decrease) in Net Assets	1,539,074	74,001	(86,724)	(151,664)

Net Assets - Beginning of Year	9,949,208	3,408,318	1,750,404	2,117,905
Net Assets - End of Year	$11,488,282	$3,482,319	$1,663,680	$1,966,241

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets

For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$103,590	$(14,508)	$4,890	$209,781	$(1,582)	$6,024
Net realized gain (loss) on investments	421,554	4,844,237	97,446	2,424,802	21,676	158,864
Net change in unrealized appreciation (depreciation) of investments	(337,709)	(13,368,829)	(688,970)	(7,644,521)	(288,512)	(440,134)

Net increase (decrease) in net assets resulting from operations	187,435	(8,539,100)	(586,634)	(5,009,938)	(268,418)	(275,246)

From Contractowners Transactions:
Payments received from Contractowners	293,117	1,832,674	57,268	671,090	27,238	69,187
Transfers between Variable Investment Options including guaranteed investment account, net	(25,591)	(392,109)	(5,671)	87,287	(1,158)	(29,547)
Redemptions for contract benefits and terminations	(377,234)	(2,921,684)	(144,489)	(895,979)	(6,369)	(1,451)
Contract maintenance charges	(441,499)	(2,778,426)	(89,400)	(875,470)	(38,043)	(55,730)

Net increase (decrease) in net assets resulting from contractowners transactions	(551,207)	(4,259,545)	(182,292)	(1,013,072)	(18,332)	(17,541)

Net increase (Decrease) in Net Assets	(363,772)	(12,798,645)	(768,926)	(6,023,010)	(286,750)	(292,787)

Net Assets - Beginning of Year	8,140,241	76,493,579	2,693,738	27,181,445	939,884	1,471,814
Net Assets - End of Year	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$317,460	$(56,422)	$1,739	$5,263	$113,882	$17,184
Net realized gain (loss) on investments	3,351,514	2,898,114	1,014	37,717	(17,400)	(4,003)
Net change in unrealized appreciation (depreciation) of investments	(12,373,182)	(8,065,419)	(30,854)	(170,415)	(1,034,735)	(137,302)

Net increase (decrease) in net assets resulting from operations	(8,704,208)	(5,223,727)	(28,101)	(127,435)	(938,253)	(124,121)

From Contractowners Transactions:
Payments received from Contractowners	2,873,957	903,409	21,846	33,039	774,094	57,046
Transfers between Variable Investment Options including guaranteed investment account, net	(268,379)	42,701	7	(8,147)	(51,411)	4,424
Redemptions for contract benefits and terminations	(1,613,637)	(1,233,710)	(15,828)	(23,350)	(248,078)	(34,362)
Contract maintenance charges	(3,548,066)	(1,292,382)	(24,326)	(54,367)	(758,768)	(54,175)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,556,125)	(1,579,982)	(18,301)	(52,825)	(284,163)	(27,067)

Net increase (Decrease) in Net Assets	(11,260,333)	(6,803,709)	(46,402)	(180,260)	(1,222,416)	(151,188)

Net Assets - Beginning of Year	58,328,932	27,498,474	217,028	857,072	10,352,759	944,126
Net Assets - End of Year	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39)	$14,406	$(30,343)	$(38,670)	$85,856	$11,206
Net realized gain (loss) on investments	25,948	(12,697)	633,235	1,207,983	320,342	54,856
Net change in unrealized appreciation (depreciation) of investments	(231,114)	(249,218)	(2,337,633)	(5,199,902)	(1,134,120)	(223,821)

Net increase (decrease) in net assets resulting from operations	(205,205)	(247,509)	(1,734,741)	(4,030,589)	(727,922)	(157,759)

From Contractowners Transactions:
Payments received from Contractowners	30,359	337,514	300,106	321,924	365,438	49,443
Transfers between Variable Investment Options including guaranteed investment account, net	8,140	46,053	11,303	(77,064)	7,674	(10,941)
Redemptions for contract benefits and terminations	(37,605)	(158,904)	(411,584)	(396,863)	(288,851)	(14,567)
Contract maintenance charges	(45,371)	(318,943)	(382,251)	(486,725)	(439,580)	(44,711)

Net increase (decrease) in net assets resulting from contractowners transactions	(44,477)	(94,280)	(482,426)	(638,728)	(355,319)	(20,776)

Net increase (Decrease) in Net Assets	(249,682)	(341,789)	(2,217,167)	(4,669,317)	(1,083,241)	(178,535)

Net Assets - Beginning of Year	985,444	3,097,706	10,353,241	13,285,569	8,674,868	1,327,113
Net Assets - End of Year	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(240,636)	$28,257	$25,402	$61,479	$20,928	$18,763
Net realized gain (loss) on investments	7,938,094	438,251	330,246	458,278	158,209	239,151
Net change in unrealized appreciation (depreciation) of investments	(31,184,263)	(2,606,567)	(1,029,406)	(2,327,869)	(668,818)	(849,156)

Net increase (decrease) in net assets resulting from operations	(23,486,805)	(2,140,059)	(673,758)	(1,808,112)	(489,681)	(591,242)

From Contractowners Transactions:
Payments received from Contractowners	2,194,945	472,264	147,757	460,463	143,369	136,779
Transfers between Variable Investment Options including guaranteed investment account, net	39,719	(19,101)	(10,674)	76,678	(60,516)	(87,464)
Redemptions for contract benefits and terminations	(2,651,465)	(670,224)	(134,710)	(534,050)	(71,973)	(69,909)
Contract maintenance charges	(3,148,603)	(577,365)	(181,238)	(590,940)	(164,943)	(225,623)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,565,404)	(794,426)	(178,865)	(587,849)	(154,063)	(246,217)

Net increase (Decrease) in Net Assets	(27,052,209)	(2,934,485)	(852,623)	(2,395,961)	(643,744)	(837,459)

Net Assets - Beginning of Year	84,342,056	13,525,910	4,891,748	12,405,265	3,119,899	3,450,238
Net Assets - End of Year	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/JPMorgan Growth Stock Portfolio*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,606	$(44,880)	$16,494	$3,676	$6,988	$(306,618)
Net realized gain (loss) on investments	(108)	(601,143)	(1,708)	(5,237)	43,629	2,606,022
Net change in unrealized appreciation (depreciation) of investments	114	(7,390,021)	(30,616)	(417,450)	(349,779)	(28,985,294)

Net increase (decrease) in net assets resulting from operations	46,612	(8,036,044)	(15,830)	(419,011)	(299,162)	(26,685,890)

From Contractowners Transactions:
Payments received from Contractowners	804,087	485,268	142,401	264,383	41,554	1,522,361
Transfers between Variable Investment Options including guaranteed investment account, net	(862,129)	213,485	30,582	24,817	(373)	25,740
Redemptions for contract benefits and terminations	(339,809)	(773,597)	(75,629)	(153,515)	(18,214)	(2,008,798)
Contract maintenance charges	(760,415)	(636,120)	(125,577)	(297,452)	(57,842)	(2,031,252)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,158,266)	(710,964)	(28,223)	(161,767)	(34,875)	(2,491,949)

Net increase (Decrease) in Net Assets	(1,111,654)	(8,747,008)	(44,053)	(580,778)	(334,037)	(29,177,839)

Net Assets - Beginning of Year	8,380,725	18,449,399	1,646,403	3,965,540	1,498,536	69,370,878
Net Assets - End of Year	$7,269,071	$9,702,391	$1,602,350	$3,384,762	$1,164,499	$40,193,039

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,085	$(15,308)	$273,222	$8,073	$6,343	$(21)
Net realized gain (loss) on investments	23,718	1,714,127	140,173	251,016	58,651	26,540
Net change in unrealized appreciation (depreciation) of investments	(207,251)	(10,381,227)	(784,537)	(487,195)	(73,642)	(137,527)

Net increase (decrease) in net assets resulting from operations	(176,448)	(8,682,408)	(371,142)	(228,106)	(8,648)	(111,008)

From Contractowners Transactions:
Payments received from Contractowners	48,536	835,067	330,018	46,744	15,827	16,371
Transfers between Variable Investment Options including guaranteed investment account, net	(12,452)	(5,781)	19,404	86	72	(227)
Redemptions for contract benefits and terminations	(12,694)	(1,101,269)	(208,188)	(47,403)	(22,890)	(23,736)
Contract maintenance charges	(46,504)	(1,188,937)	(351,643)	(69,973)	(16,941)	(18,982)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,114)	(1,460,920)	(210,409)	(70,546)	(23,932)	(26,574)

Net increase (Decrease) in Net Assets	(199,562)	(10,143,328)	(581,551)	(298,652)	(32,580)	(137,582)

Net Assets - Beginning of Year	1,149,878	32,890,385	6,484,999	2,089,971	431,773	506,813
Net Assets - End of Year	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,326)	$(2,921)	$(1,804)	$87,478	$(5,808)	$(54,898)
Net realized gain (loss) on investments	534,600	130,054	191,950	463,764	3,072,739	3,048,213
Net change in unrealized appreciation (depreciation) of investments	(1,802,086)	(268,506)	(475,132)	(2,285,948)	(6,288,129)	(11,753,991)

Net increase (decrease) in net assets resulting from operations	(1,277,812)	(141,373)	(284,986)	(1,734,706)	(3,221,198)	(8,760,676)

From Contractowners Transactions:
Payments received from Contractowners	114,951	39,134	16,428	357,068	441,354	498,739
Transfers between Variable Investment Options including guaranteed investment account, net	3,806	(17,325)	1,800	(34,200)	90,537	(58,484)
Redemptions for contract benefits and terminations	(59,266)	(52,784)	(15,126)	(406,225)	(949,326)	(656,896)
Contract maintenance charges	(121,810)	(57,447)	(18,067)	(463,204)	(719,493)	(763,069)

Net increase (decrease) in net assets resulting from contractowners transactions	(62,319)	(88,422)	(14,965)	(546,561)	(1,136,928)	(979,710)

Net increase (Decrease) in Net Assets	(1,340,131)	(229,795)	(299,951)	(2,281,267)	(4,358,126)	(9,740,386)

Net Assets - Beginning of Year	3,987,567	1,042,105	711,590	10,471,969	20,028,540	26,206,474
Net Assets - End of Year	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

38

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2022

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$125,213	$45,494	$36,183	$24,967
Net realized gain (loss) on investments	1,407,351	12,816	86,367	(21,511)
Net change in unrealized appreciation (depreciation) of investments	(4,065,276)	(407,649)	(115,908)	(280,098)

Net increase (decrease) in net assets resulting from operations	(2,532,712)	(349,339)	6,642	(276,642)

From Contractowners Transactions:
Payments received from Contractowners	478,489	188,135	63,853	141,523
Transfers between Variable Investment Options including guaranteed investment account, net	53,441	(2,489)	(14,292)	36,864
Redemptions for contract benefits and terminations	(504,680)	(121,388)	(41,480)	(132,625)
Contract maintenance charges	(593,536)	(174,815)	(65,496)	(135,313)

Net increase (decrease) in net assets resulting from contractowners transactions	(566,286)	(110,557)	(57,415)	(89,551)

Net increase (Decrease) in Net Assets	(3,098,998)	(459,896)	(50,773)	(366,193)

Net Assets - Beginning of Year	13,048,206	3,868,214	1,801,177	2,484,098
Net Assets - End of Year	$9,949,208	$3,408,318	$1,750,404	$2,117,905

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

39

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

1. Organization

Equitable America Variable Account L (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on February 19, 1985. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Global Fund	1290 VT Socially Responsible
Invesco V.I. Health Care Fund	EQ/AB Small Cap Growth
Invesco V.I. Technology Fund	EQ/Aggressive Allocation
EQ/All Asset Growth Allocation
BNY Mellon Investment Adviser, Inc.	EQ/Capital Group Research
BNY Mellon Stock Index Fund, Inc.	EQ/Conservative Allocation

40

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Fidelity® Variable Insurance Products Fund
EQ/Conservative-Plus Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Core Bond Index
EQ/Core Plus Bond	Franklin Templeton Variable Insurance Products Trust
EQ/Global Equity Managed Volatility	Franklin Income VIP Fund
EQ/Intermediate Government Bond	Franklin Rising Dividends VIP Fund
EQ/Janus Enterprise
EQ/Large Cap Growth Managed Volatility	Janus Aspen Series
EQ/Large Cap Value Index	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Forty Portfolio
EQ/MFS International Growth	Janus Henderson Global Research Portfolio
EQ/Mid Cap Index	Janus Henderson Overseas Portfolio
EQ/Mid Cap Value Managed Volatility
EQ/Moderate Allocation	MFS® Variable Insurance Trust
EQ/Moderate-Plus Allocation	MFS® Utilities Series
EQ/Money Market
EQ/Morgan Stanley Small Cap Growth	PIMCO Variable Insurance Trust
EQ/PIMCO Ultra Short Bond	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/JPMorgan Growth Stock Portfolio**
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

** The following Subaccount changed their name:

Previous Name	New Name	Date of Change
EQ/T.Rowe Price Growth Stock	EQ/JPMorgan Growth Stock Portfolio	July 31, 2023

41

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, LLC.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial's other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

42

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s General Account liabilities for business operations and to creditor rights.

43

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

44

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2023 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4. Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT Equity Income	$820,181	$820,358
1290 VT GAMCO Small Company Value	5,743,382	5,903,380
1290 VT Socially Responsible	87,900	276,953
BNY Mellon Stock Index Fund, Inc.	1,837,407	1,914,204
EQ/AB Small Cap Growth	27,158	37,503
EQ/Aggressive Allocation	114,260	40,274
EQ/All Asset Growth Allocation	2,363,409	3,862,348
EQ/Capital Group Research	1,577,384	2,068,441
EQ/Conservative Allocation	82,395	117,671
EQ/Conservative-Plus Allocation	58,838	70,874
EQ/Core Bond Index	529,989	862,339
EQ/Core Plus Bond	44,736	88,501
EQ/Global Equity Managed Volatility	42,356	97,116
EQ/Intermediate Government Bond	242,821	320,521
EQ/Janus Enterprise	708,589	655,748
EQ/Large Cap Growth Managed Volatility	1,119,247	800,268
EQ/Large Cap Value Index	461,346	1,235,651
EQ/Large Cap Value Managed Volatility	106,743	157,616

45

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

	Purchases	Sales
EQ/Loomis Sayles Growth Portfolio	$3,720,210	$5,851,118
EQ/MFS International Growth	769,784	1,182,615
EQ/Mid Cap Index	258,632	276,520
EQ/Mid Cap Value Managed Volatility	763,776	736,818
EQ/Moderate Allocation	1,207,322	465,341
EQ/Moderate-Plus Allocation	223,059	590,135
EQ/Money Market	5,677,886	6,010,537
EQ/Morgan Stanley Small Cap Growth	180,243	1,095,202
EQ/PIMCO Ultra Short Bond	126,798	161,379
EQ/Quality Bond PLUS	225,574	284,194
EQ/Small Company Index	72,156	113,679
EQ/JPMorgan Growth Stock Portfolio	7,299,611	6,855,895
EQ/Value Equity	34,353	83,594
Fidelity® VIP Contrafund® Portfolio	1,196,957	2,653,894
Franklin Income VIP Fund	759,681	690,873
Franklin Rising Dividends VIP Fund	238,089	190,186
Invesco V.I. Diversified Dividend Fund	44,100	50,021
Invesco V.I. Global Core Equity Fund	24,040	72,435
Invesco V.I. Global Fund	394,994	260,207
Invesco V.I. Health Care Fund	12,331	152,432
Invesco V.I. Technology Fund	37,322	63,836
Janus Henderson Balanced Portfolio	309,788	758,789
Janus Henderson Enterprise Portfolio	1,288,591	1,623,341
Janus Henderson Forty Portfolio	498,753	1,634,712
Janus Henderson Global Research Portfolio	579,937	1,179,622
Janus Henderson Overseas Portfolio	143,166	370,492
MFS® Utilities Series	178,895	79,858
PIMCO Global Bond Opportunities Portfolio (Unhedged)	176,716	353,814

46

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

The units issued and redeemed for the year ended December 31, 2023 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	188	3,178	(2,990)
1290 VT Equity Income	B	5,927	19,227	(13,300)
1290 VT GAMCO Small Company Value	B	5,125	46,112	(40,987)
1290 VT Socially Responsible	A	762	6,041	(5,279)
1290 VT Socially Responsible	B	211	2,674	(2,463)
BNY Mellon Stock Index Fund, Inc.	Initial	16,423	43,830	(27,407)
EQ/AB Small Cap Growth	A	614	882	(268)
EQ/Aggressive Allocation	B	2,918	1,770	1,148
EQ/All Asset Growth Allocation	B	19,509	103,080	(83,571)
EQ/Capital Group Research	A	10,605	47,918	(37,313)
EQ/Conservative Allocation	B	6,075	9,110	(3,035)
EQ/Conservative-Plus Allocation	B	1,993	4,485	(2,492)
EQ/Core Bond Index	A	24,400	58,322	(33,922)
EQ/Core Plus Bond	A	1,695	5,295	(3,600)
EQ/Global Equity Managed Volatility	A	90	1,620	(1,530)
EQ/Intermediate Government Bond	A	11,001	19,941	(8,940)
EQ/Janus Enterprise	A	2,808	16,594	(13,786)
EQ/Large Cap Growth Managed Volatility	B	4,204	18,536	(14,332)
EQ/Large Cap Value Index	A	3,719	32,119	(28,400)
EQ/Large Cap Value Managed Volatility	A	915	5,479	(4,564)
EQ/Loomis Sayles Growth Portfolio	B	14,447	112,743	(98,296)
EQ/MFS International Growth	B	7,572	33,091	(25,519)
EQ/Mid Cap Index	A	1,146	5,677	(4,531)
EQ/Mid Cap Value Managed Volatility	A	3,764	20,273	(16,509)
EQ/Moderate Allocation	B	66,862	29,195	37,667
EQ/Moderate-Plus Allocation	B	6,300	32,483	(26,183)
EQ/Money Market	A	480,329	532,289	(51,960)
EQ/Morgan Stanley Small Cap Growth	B	12,715	75,705	(62,990)
EQ/PIMCO Ultra Short Bond	B	4,445	10,845	(6,400)
EQ/Quality Bond PLUS	B	7,669	13,137	(5,468)
EQ/Small Company Index	A	426	2,357	(1,931)
EQ/JPMorgan Growth Stock Portfolio	B	5,965	121,931	(115,966)
EQ/Value Equity	B	607	2,335	(1,728)
Fidelity® VIP Contrafund® Portfolio	Service	3,614	44,304	(40,690)
Franklin Income VIP Fund	Class 2	3,398	20,673	(17,275)
Franklin Rising Dividends VIP Fund	Class 2	510	3,321	(2,811)
Invesco V.I. Diversified Dividend Fund	Series 1	334	2,625	(2,291)
Invesco V.I. Global Core Equity Fund	Series 1	905	2,986	(2,081)
Invesco V.I. Global Fund	Service	668	4,644	(3,976)
Invesco V.I. Health Care Fund	Series 1	294	3,550	(3,256)
Invesco V.I. Technology Fund	Series 1	964	1,622	(658)
Janus Henderson Balanced Portfolio	Institutional	3,024	16,825	(13,801)
Janus Henderson Enterprise Portfolio	Institutional	3,121	33,490	(30,369)
Janus Henderson Forty Portfolio	Institutional	7,001	20,143	(13,142)
Janus Henderson Forty Portfolio	Service	1,122	5,452	(4,330)
Janus Henderson Global Research Portfolio	Institutional	8,435	51,237	(42,802)
Janus Henderson Overseas Portfolio	Service	2,533	9,661	(7,128)
MFS® Utilities Series	Initial	423	1,031	(608)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	4,974	16,491	(11,517)

47

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

5. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class B shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.64% to a high of 1.24% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

48

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.50% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Financial and Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Financial Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

49

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

6. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2023 and December 31, 2022.

7. Contractowner Charges and Asset-based Charges

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate Equitable Financial. Equitable Financial may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Premium Charge: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

50

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

8. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Units Outstanding
	Share Class+	2023	2022	2021	2020	2019
1290 VT Equity Income	A	13,069	16,059	16,732	17,131	39,236
1290 VT Equity Income	B	180,151	193,451	207,692	219,947	232,431
1290 VT GAMCO Small Company Value	B	528,272	569,259	606,759	646,910	703,647
1290 VT Socially Responsible	A	50,589	55,868	60,147	61,098	64,428
1290 VT Socially Responsible	B	13,240	15,703	17,466	13,142	13,270
BNY Mellon Stock Index Fund, Inc.	Initial	547,836	575,243	600,830	632,846	673,137
EQ/AB Small Cap Growth	A	17,009	17,277	17,725	20,232	21,565
EQ/Aggressive Allocation	B	64,840	63,692	64,599	65,939	69,740
EQ/All Asset Growth Allocation	B	1,329,163	1,412,734	1,491,165	1,590,365	1,718,217
EQ/Capital Group Research	A	513,100	550,413	590,833	619,102	156,902
EQ/Conservative Allocation	B	10,166	13,201	14,581	14,343	16,235
EQ/Conservative-Plus Allocation	B	44,743	47,235	50,811	46,706	35,178
EQ/Core Bond Index	A	601,049	634,971	653,808	684,551	685,494
EQ/Core Plus Bond	A	45,405	49,005	50,613	50,198	54,514

51

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Units Outstanding
	Share Class+	2023	2022	2021	2020	2019
EQ/Global Equity Managed Volatility	A	12,214	13,744	14,502	15,724	16,783
EQ/Intermediate Government Bond	A	174,829	183,769	189,676	199,627	208,062
EQ/Janus Enterprise	A	219,463	233,249	246,055	259,517	272,976
EQ/Large Cap Growth Managed Volatility	B	229,404	243,736	259,752	279,715	304,480
EQ/Large Cap Value Index	A	179,266	207,666	217,007	232,538	236,322
EQ/Large Cap Value Managed Volatility	A	38,980	43,544	44,327	45,532	46,501
EQ/Loomis Sayles Growth Portfolio	B	1,321,677	1,419,973	1,500,229	1,619,523	1,767,657
EQ/MFS International Growth	B	303,168	328,687	351,136	370,924	397,967
EQ/Mid Cap Index	A	87,008	91,539	95,446	102,898	111,140
EQ/Mid Cap Value Managed Volatility	A	281,684	298,193	314,643	333,150	357,694
EQ/Moderate Allocation	B	203,061	165,394	175,244	184,474	193,982
EQ/Moderate-Plus Allocation	B	127,367	153,550	167,874	180,990	189,747
EQ/Money Market	A	600,911	652,871	761,439	751,403	634,249
EQ/Morgan Stanley Small Cap Growth	B	802,298	865,288	915,555	987,097	N/A
EQ/PIMCO Ultra Short Bond	B	107,399	113,799	115,815	121,087	120,779
EQ/Quality Bond PLUS	B	159,803	165,271	173,163	174,802	185,986
EQ/Small Company Index	A	24,073	26,004	26,740	28631	31117
EQ/JPMorgan Growth Stock Portfolio	B	685,583	801,549	847,804	911,368	987,236
EQ/Value Equity	B	26,866	28,594	29,269	32,607	32,892
Fidelity® VIP Contrafund® Portfolio	Service	413,905	454,595	481,892	510,251	551,279
Franklin Income VIP Fund	Class 2	171,371	188,646	195,082	198,628	208,706
Franklin Rising Dividends VIP Fund	Class 2	31,537	34,348	35,714	37,603	38,150
Invesco V.I. Diversified Dividend Fund	Series 1	19,228	21,519	22,804	22,731	23,135
Invesco V.I. Global Core Equity Fund	Series 1	15,109	17,190	18,369	18,414	19,130
Invesco V.I. Global Fund	Service	55,662	59638	60926	63,874	66,631
Invesco V.I. Health Care Fund	Series 1	15,912	19,168	21,242	24,041	27,593
Invesco V.I. Technology Fund	Series 1	12,847	13,505	13,970	12,591	13,501
Janus Henderson Balanced Portfolio	Institutional	185,707	199,508	212,272	223,827	244,068
Janus Henderson Enterprise Portfolio	Institutional	346,973	377,342	403,940	453,584	493,627
Janus Henderson Forty Portfolio	Institutional	250,403	263,545	278,985	294,400	316,693
Janus Henderson Forty Portfolio	Service	55,511	59,841	61,831	65,231	65,901
Janus Henderson Global Research Portfolio	Institutional	444,819	487,621	512,118	535,709	559,757
Janus Henderson Overseas Portfolio	Service	90,704	97,832	100,876	105,499	113,587
MFS® Utilities Series	Initial	23,107	23,715	24,503	26,114	27,730
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	86,805	98,322	102,347	103,160	105,262

52

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Unit Value
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$30.05	$30.05	$28.68	$28.68	$27.99	$27.99	$22.28	$22.28	$23.48	$23.48
1290 VT Equity Income	B	33.85	42.31	32.35	40.28	31.62	39.20	25.20	31.13	26.60	32.72
1290 VT GAMCO Small Company Value	B	198.43	116.02	165.15	96.18	186.27	108.04	86.64	149.97	57.56	137.98
1290 VT Socially Responsible	A	32.70	31.65	25.84	24.91	33.41	32.08	24.71	25.83	19.92	21.70
1290 VT Socially Responsible	B	42.87	42.87	33.74	33.74	43.48	43.48	33.48	33.48	28.01	28.01
BNY Mellon Stock Index Fund, Inc.	Initial	40.30	47.77	32.25	38.06	39.77	46.76	31.21	36.54	26.64	31.08
EQ/AB Small Cap Growth	A	44.35	44.35	37.80	37.80	53.03	53.03	47.12	47.12	34.76	34.76
EQ/Aggressive Allocation	B	20.62	22.03	17.54	18.66	21.64	22.94	18.61	19.65	16.25	17.08
EQ/All Asset Growth Allocation	B	46.36	25.90	40.91	22.77	48.20	26.71	24.17	43.78	19.68	39.28
EQ/Capital Group Research	A	49.45	62.93	40.51	51.35	50.37	63.59	41.24	51.86	28.19	42.21
EQ/Conservative Allocation	B	13.26	14.17	12.38	13.18	14.27	15.13	14.00	14.78	13.14	13.82
EQ/Conservative-Plus Allocation	B	15.26	16.30	13.86	14.75	16.34	17.32	15.43	16.29	14.13	14.86
EQ/Core Bond Index	A	11.49	16.35	11.08	15.69	12.23	17.26	12.58	17.69	11.95	16.73
EQ/Core Plus Bond	A	16.85	16.85	16.18	16.18	18.65	18.65	19.04	19.04	16.63	16.63
EQ/Global Equity Managed Volatility	A	64.73	64.73	53.53	53.53	67.95	67.95	58.84	58.84	51.67	51.67
EQ/Intermediate Government Bond	A	18.31	16.29	17.76	15.73	19.37	17.10	17.53	19.94	14.34	19.26
EQ/Janus Enterprise	A	37.26	60.28	31.95	51.69	38.43	62.18	33.01	53.40	27.88	45.10
EQ/Large Cap Growth Managed Volatility	B	46.31	49.83	33.57	35.98	48.73	52.01	39.47	41.97	30.13	31.90
EQ/Large Cap Value Index	A	38.02	40.42	34.46	36.63	37.68	40.05	30.42	32.34	29.87	31.75
EQ/Large Cap Value Managed Volatility	A	29.12	29.96	25.64	26.38	29.10	29.94	23.39	24.07	22.21	22.85
EQ/Loomis Sayles Growth Portfolio	B	43.25	60.24	30.31	42.05	42.40	58.59	36.77	50.61	28.30	38.79
EQ/MFS International Growth	B	42.74	30.60	37.64	26.84	44.72	31.76	29.14	41.17	23.81	35.96
EQ/Mid Cap Index	A	48.78	50.99	42.29	44.20	49.12	51.34	39.79	41.59	35.38	36.98
EQ/Mid Cap Value Managed Volatility	A	37.86	37.86	33.57	33.57	39.43	39.43	31.05	31.05	29.69	29.69
EQ/Moderate Allocation	B	15.96	17.05	14.31	15.23	17.06	18.08	15.85	16.73	14.35	15.09

53

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Unit Value
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	B	$18.44	$19.70	$16.11	$17.14	$19.57	$20.74	$17.50	$18.47	$15.45	$16.25
EQ/Money Market	A	10.89	11.72	10.51	11.26	10.47	11.18	10.53	11.20	10.59	11.21
EQ/Morgan Stanley Small Cap Growth	B	34.70	14.34	26.01	10.70	46.90	19.23	18.79	46.03	-	-
EQ/PIMCO Ultra Short Bond	B	14.72	14.85	13.98	14.11	14.12	14.24	14.23	14.36	14.13	14.25
EQ/Quality Bond PLUS	B	24.45	18.74	23.63	18.04	26.52	20.16	20.67	27.29	19.47	25.95
EQ/Small Company Index	A	52.12	52.12	44.78	44.78	56.04	56.04	48.88	48.88	40.97	40.97
EQ/JPMorgan Growth Stock Portfolio	B	95.23	48.68	65.57	33.38	107.66	54.59	48.13	95.29	35.01	70.31
EQ/Value Equity	B	39.58	39.58	33.23	33.23	39.29	39.29	31.45	31.45	30.69	30.69
Fidelity® VIP Contrafund® Portfolio	Service	57.48	70.78	43.43	53.27	59.44	72.61	46.89	57.06	36.22	43.90
Franklin Income VIP Fund	Class 2	21.75	34.30	20.09	31.68	21.33	33.64	18.33	28.91	18.27	28.81
Franklin Rising Dividends VIP Fund	Class 2	58.25	58.25	52.15	52.15	58.52	58.52	46.32	46.32	40.08	40.08
Invesco V.I. Diversified Dividend Fund	Series 1	20.16	20.16	18.55	18.55	18.93	18.93	15.98	15.98	16.01	16.01
Invesco V.I. Global Core Equity Fund	Series 1	26.06	26.06	21.48	21.48	27.59	27.59	23.87	23.87	21.16	21.16
Invesco V.I. Global Fund	Service	59.48	59.48	44.39	44.39	65.45	65.45	57.03	57.03	44.94	44.94
Invesco V.I. Health Care Fund	Series 1	43.50	44.08	42.37	42.94	49.06	49.70	43.84	44.42	38.43	38.94
Invesco V.I. Technology Fund	Series 1	44.63	44.63	30.48	30.48	50.94	50.94	44.68	44.68	30.68	30.68
Janus Henderson Balanced Portfolio	Institutional	43.35	47.92	37.84	41.67	45.61	50.02	39.21	42.83	34.56	37.60
Janus Henderson Enterprise Portfolio	Institutional	59.99	47.65	51.19	40.50	61.35	48.35	41.53	52.91	28.91	44.62
Janus Henderson Forty Portfolio	Institutional	52.49	75.76	37.78	54.32	57.29	82.03	46.97	66.98	33.95	48.22
Janus Henderson Forty Portfolio	Service	90.24	90.24	64.84	64.84	98.18	98.18	80.37	80.37	58.01	58.48
Janus Henderson Global Research Portfolio	Institutional	19.37	29.14	15.39	23.07	19.25	28.72	16.42	24.41	13.78	20.40
Janus Henderson Overseas Portfolio	Service	38.29	38.39	34.75	34.84	38.25	38.35	33.88	33.97	29.30	29.38
MFS® Utilities Series	Initial	69.03	72.03	70.77	73.83	70.48	73.54	61.99	64.68	58.74	61.29
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	20.96	23.02	19.99	21.94	22.54	24.74	23.60	25.91	21.50	23.61

54

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

	Net Assets (000’s)
	2023	2022	2021	2020	2019
1290 VT Equity Income	$7,548	$7,776	$8,140	$6,837	$8,103
1290 VT GAMCO Small Company Value	71,217	63,695	76,494	65,624	65,662
1290 VT Socially Responsible	2,172	1,925	2,694	1,954	1,707
BNY Mellon Stock Index Fund, Inc.	25,245	21,158	27,181	22,416	20,244
EQ/AB Small Cap Growth	754	653	940	953	750
EQ/Aggressive Allocation	1,415	1,179	1,472	1,286	1,183
EQ/All Asset Growth Allocation	50,274	47,069	58,329	56,536	54,932
EQ/Capital Group Research	23,581	20,695	27,498	23,512	5,081
EQ/Conservative Allocation	142	171	217	208	221
EQ/Conservative-Plus Allocation	707	677	857	740	514
EQ/Core Bond Index	9,011	9,130	10,353	11,120	10,522
EQ/Core Plus Bond	765	793	944	956	907
EQ/Global Equity Managed Volatility	791	736	985	925	867
EQ/Intermediate Government Bond	2,708	2,756	3,098	3,351	3,369
EQ/Janus Enterprise	8,935	8,136	10,353	9,380	8,336
EQ/Large Cap Growth Managed Volatility	11,223	8,616	13,286	11,559	9,578
EQ/Large Cap Value Index	7,232	7,592	8,675	7,506	7,490
EQ/Large Cap Value Managed Volatility	1,168	1,149	1,327	1,096	1,063
EQ/Loomis Sayles Growth Portfolio	76,353	57,290	84,342	78,720	65,922
EQ/MFS International Growth	11,117	10,591	13,526	13,109	12,246
EQ/Mid Cap Index	4,428	4,039	4,892	4,272	4,104
EQ/Mid Cap Value Managed Volatility	10,665	10,009	12,405	10,346	10,620
EQ/Moderate Allocation	3,416	2,476	3,120	3,043	2,882
EQ/Moderate-Plus Allocation	2,491	2,613	3,450	3,313	3,057
EQ/Money Market	6,936	7,269	8,381	8,261	7,045
EQ/Morgan Stanley Small Cap Growth	12,007	9,702	18,449	19,419	-
EQ/PIMCO Ultra Short Bond	1,592	1,602	1,646	1,735	1,718
EQ/Quality Bond PLUS	3,394	3,385	3,966	4,113	4,149
EQ/Small Company Index	1,255	1,164	1,499	1,399	1,275
EQ/JPMorgan Growth Stock Portfolio	51,304	40,193	69,371	65,750	52,675
EQ/Value Equity	1,063	950	1,150	1,025	1,010
Fidelity® VIP Contrafund® Portfolio	27,532	22,747	32,890	27,411	22,803
Franklin Income VIP Fund	5,796	5,903	6,485	5,678	5,950
Franklin Rising Dividends VIP Fund	1,837	1,791	2,090	1,742	1,529
Invesco V.I. Diversified Dividend Fund	388	399	432	363	370
Invesco V.I. Global Core Equity Fund	394	369	507	440	405
Invesco V.I. Global Fund	3,311	2,647	3,988	3,643	2,995
Invesco V.I. Health Care Fund	692	812	1,042	1,054	1,061
Invesco V.I. Technology Fund	573	412	712	563	414
Janus Henderson Balanced Portfolio	8,777	8,191	10,472	9,456	9,064
Janus Henderson Enterprise Portfolio	16,898	15,670	20,029	19,208	17,543
Janus Henderson Forty Portfolio	21,629	16,466	26,206	22,658	17,339
Janus Henderson Global Research Portfolio	11,488	9,949	13,048	11,665	10,194
Janus Henderson Overseas Portfolio	3,482	3,408	3,868	3,583	3,337
MFS® Utilities Series	1,664	1,750	1,801	1,688	1,699
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,966	2,118	2,484	2,623	2,440

55

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

	Income Ratio *
	2023	2022	2021	2020	2019
1290 VT Equity Income	1.98%	1.74%	1.54%	1.65%	2.30%
1290 VT GAMCO Small Company Value	0.62	0.50	0.65	0.62	0.60
1290 VT Socially Responsible	0.71	0.58	0.44	0.73	0.91
BNY Mellon Stock Index Fund, Inc.	1.42	1.27	1.15	1.45	1.74
EQ/AB Small Cap Growth	0.24	0.12	-	0.07	0.16
EQ/Aggressive Allocation	1.41	0.83	4.24	2.55	1.62
EQ/All Asset Growth Allocation	1.85	1.22	3.93	1.41	1.71
EQ/Capital Group Research	0.34	0.15	-	0.16	0.58
EQ/Conservative Allocation	2.11	1.35	1.46	1.69	1.51
EQ/Conservative-Plus Allocation	2.01	1.20	2.25	2.28	1.62
EQ/Core Bond Index	2.06	1.58	1.39	1.49	1.87
EQ/Core Plus Bond	2.26	2.32	1.34	2.03	2.05
EQ/Global Equity Managed Volatility	0.85	0.32	0.89	0.59	1.34
EQ/Intermediate Government Bond	2.65	0.91	0.70	0.96	1.51
EQ/Janus Enterprise	0.03	-	0.10	-	0.02
EQ/Large Cap Growth Managed Volatility	0.42	0.06	-	0.08	0.44
EQ/Large Cap Value Index	1.54	1.39	1.28	1.70	2.19
EQ/Large Cap Value Managed Volatility	1.61	1.24	0.99	1.44	1.92
EQ/Loomis Sayles Growth Portfolio	0.00	-	-	-	0.03
EQ/MFS International Growth	1.24	0.78	0.23	0.41	1.26
EQ/Mid Cap Index	0.98	0.90	0.63	0.85	1.14
EQ/Mid Cap Value Managed Volatility	1.40	0.88	0.58	0.99	1.40
EQ/Moderate Allocation	2.16	1.18	2.62	2.11	1.63
EQ/Moderate-Plus Allocation	1.50	1.02	3.48	2.35	1.65
EQ/Money Market	4.25	0.99	-	0.19	1.59
EQ/Morgan Stanley Small Cap Growth	0.00	0.01	-	-	-
EQ/PIMCO Ultra Short Bond	3.96	1.36	0.41	0.76	2.24
EQ/Quality Bond PLUS	2.13	0.64	0.77	1.29	1.58
EQ/Small Company Index	1.11	0.85	0.66	0.86	1.13
EQ/JPMorgan Growth Stock Portfolio	0.00	-	-	-	-
EQ/Value Equity	1.13	1.01	0.68	1.70	1.87
Fidelity® VIP Contrafund® Portfolio	0.39	0.37	0.05	0.14	0.37
Franklin Income VIP Fund	5.04	4.75	4.78	5.49	5.30
Franklin Rising Dividends VIP Fund	0.93	0.74	0.87	1.15	1.28
Invesco V.I. Diversified Dividend Fund	1.88	1.87	2.28	2.83	2.95
Invesco V.I. Global Core Equity Fund	0.55	0.32	1.01	1.25	1.39
Invesco V.I. Global Fund	0.00	-	-	0.41	0.65
Invesco V.I. Health Care Fund	0.00	-	0.20	0.29	0.04
Invesco V.I. Technology Fund	0.00	-	-	-	-
Janus Henderson Balanced Portfolio	2.09	1.32	0.90	1.71	1.96
Janus Henderson Enterprise Portfolio	0.16	0.35	0.32	0.06	0.21
Janus Henderson Forty Portfolio	0.18	0.14	-	0.23	0.13
Janus Henderson Global Research Portfolio	0.92	1.51	0.53	0.66	1.01
Janus Henderson Overseas Portfolio	1.43	1.57	1.06	1.06	1.84
MFS® Utilities Series	3.44	2.38	1.69	2.32	4.13
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.29	1.42	4.91	2.38	2.44

56

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Expense Ratio **
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
1290 VT Equity Income	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT GAMCO Small Company Value	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
BNY Mellon Stock Index Fund, Inc.	Initial	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/AB Small Cap Growth	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Aggressive Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/All Asset Growth Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative-Plus Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Plus Bond	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Intermediate Government Bond	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Janus Enterprise	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Growth Managed Volatility	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Value Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Loomis Sayles Growth Portfolio	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/MFS International Growth	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Mid Cap Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Moderate Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75

57

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Expense Ratio **
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	B	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%
EQ/Money Market	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Morgan Stanley Small Cap Growth	B	0.35	0.75	0.35	0.75	0.35	0.75	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Quality Bond PLUS	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Small Company Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/JPMorgan Growth Stock Portfolio	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Value Equity	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Fidelity® VIP Contrafund® Portfolio	Service	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Franklin Income VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Franklin Rising Dividends VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Diversified Dividend Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Core Equity Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Fund	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Health Care Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Technology Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Balanced Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Enterprise Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Global Research Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Overseas Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
MFS® Utilities Series	Initial	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35

58

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Total Return ***
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	4.78%	4.78%	2.47%	2.47%	25.63%	25.63%	(5.11)%	(5.11)%	23.47%	23.47%
1290 VT Equity Income	B	4.63%	5.05%	2.32%	2.73%	25.44%	25.95%	(5.25)%	(4.87)%	23.29%	23.78%
1290 VT GAMCO Small Company Value	B	20.15%	20.63%	(11.34)%	(10.98)%	24.20%	24.70%	8.69%	9.13%	22.43%	22.92%
1290 VT Socially Responsible	A	26.55%	27.06%	(22.67)%	(22.36)%	29.34%	29.86%	19.06%	19.54%	29.29%	29.81%
1290 VT Socially Responsible	B	27.06%	27.06%	(22.38)%	(22.38)%	29.86%	29.86%	19.54%	19.54%	29.81%	29.81%
BNY Mellon Stock Index Fund, Inc.	Initial	24.99%	25.49%	(18.93)%	(18.60)%	27.45%	27.96%	17.13%	17.60%	30.20%	30.73%
EQ/AB Small Cap Growth	A	17.32%	17.32%	(28.71)%	(28.71)%	12.52%	12.52%	35.59%	35.59%	27.36%	27.36%
EQ/Aggressive Allocation	B	17.55%	18.02%	(18.97)%	(18.64)%	16.31%	16.77%	14.54%	14.99%	23.56%	24.05%
EQ/All Asset Growth Allocation	B	13.31%	13.76%	(15.11)%	(14.77)%	10.10%	10.54%	11.45%	11.89%	18.21%	18.68%
EQ/Capital Group Research	A	22.07%	22.56%	(19.57)%	(19.25)%	22.14%	22.63%	18.65%	22.84%	31.89%	32.42%
EQ/Conservative Allocation	B	7.15%	7.57%	(13.25)%	(12.90)%	1.94%	2.35%	6.51%	6.94%	8.42%	8.86%
EQ/Conservative-Plus Allocation	B	10.10%	10.54%	(15.19)%	(14.85)%	5.94%	6.36%	9.17%	9.60%	12.63%	13.09%
EQ/Core Bond Index	A	3.78%	4.19%	(9.42)%	(9.06)%	(2.83)%	(2.44)%	5.27%	5.70%	5.47%	5.89%
EQ/Core Plus Bond	A	4.16%	4.16%	(13.24)%	(13.24)%	(2.03)%	(2.03)%	14.46%	14.46%	6.54%	6.54%
EQ/Global Equity Managed Volatility	A	20.91%	20.91%	(21.22)%	(21.22)%	15.49%	15.49%	13.88%	13.88%	24.83%	24.83%
EQ/Intermediate Government Bond	A	3.10%	3.51%	(8.33)%	(7.97)%	(2.86)%	(2.47)%	3.52%	3.94%	3.39%	3.80%
EQ/Janus Enterprise	A	16.61%	16.61%	(16.86)%	(16.86)%	16.43%	16.43%	18.40%	18.40%	35.98%	35.98%
EQ/Large Cap Growth Managed Volatility	B	37.95%	38.50%	(31.10)%	(30.82)%	23.45%	23.94%	31.03%	31.55%	32.72%	33.25%
EQ/Large Cap Value Index	A	10.34%	10.34%	(8.54)%	(8.54)%	23.85%	23.85%	1.85%	1.85%	25.19%	25.19%
EQ/Large Cap Value Managed Volatility	A	13.57%	13.57%	(11.89)%	(11.89)%	24.39%	24.39%	5.31%	5.31%	25.00%	25.00%
EQ/Loomis Sayles Growth Portfolio	B	42.67%	43.24%	(28.51)%	(28.23)%	15.31%	15.77%	29.94%	30.46%	30.36%	30.88%
EQ/MFS International Growth	B	13.53%	13.98%	(15.82)%	(15.48)%	8.61%	9.04%	14.48%	14.94%	26.29%	26.80%
EQ/Mid Cap Index	A	15.35%	15.35%	(13.90)%	(13.90)%	23.45%	23.45%	12.46%	12.46%	24.94%	24.94%
EQ/Mid Cap Value Managed Volatility	A	12.80%	12.80%	(14.86)%	(14.86)%	26.96%	26.96%	4.60%	4.60%	26.14%	26.14%
EQ/Moderate Allocation	B	4.86%	11.96%	(16.10)%	(15.76)%	7.61%	8.04%	10.43%	10.87%	14.67%	15.13%
EQ/Moderate-Plus Allocation	B	14.47%	14.92%	(17.68)%	(17.35)%	11.83%	12.28%	13.25%	13.70%	19.10%	19.57%
EQ/Money Market	A	3.67%	4.09%	0.34%	0.74%	(0.56)%	(0.16)%	(0.55)%	(0.15)%	0.76%	1.16%
EQ/Morgan Stanley Small Cap Growth	B	33.40%	33.93%	(44.54)%	(44.32)%	1.91%	2.31%	74.77%	75.15%	0.00%	0.00%
EQ/PIMCO Ultra Short Bond	B	5.26%	5.26%	(0.95)%	(0.95)%	(0.80)%	(0.80)%	0.76%	0.76%	2.19%	2.19%
EQ/Quality Bond PLUS	B	3.44%	3.86%	(10.88)%	(10.52)%	(2.85)%	(2.46)%	5.18%	5.60%	4.84%	5.26%
EQ/Small Company Index	A	16.40%	16.40%	(20.09)%	(20.09)%	14.66%	14.66%	19.31%	19.31%	24.78%	24.78%
EQ/JPMorgan Growth Stock Portfolio	B	45.23%	45.81%	(39.10)%	(38.85)%	12.98%	13.43%	35.53%	36.08%	30.12%	30.64%
EQ/Value Equity	B	19.10%	19.10%	(15.40)%	(15.40)%	24.93%	24.93%	2.46%	2.46%	23.00%	23.00%
Fidelity® VIP Contrafund® Portfolio	Service	32.35%	32.87%	(26.93)%	(26.64)%	26.76%	27.26%	29.46%	29.97%	30.47%	30.99%

59

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2023

		Total Return ***
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
Franklin Income VIP Fund	Class 2	8.24%	8.24%	(5.80)%	(5.80)%	16.35%	16.35%	0.34%	0.34%	15.65%	15.65%
Franklin Rising Dividends VIP Fund	Class 2	11.68%	11.68%	(10.88)%	(10.88)%	26.35%	26.35%	15.57%	15.57%	28.78%	28.78%
Invesco V.I. Diversified Dividend Fund	Series 1	8.67%	8.67%	(2.02)%	(2.02)%	18.48%	18.48%	(0.21)%	(0.21)%	24.65%	24.65%
Invesco V.I. Global Core Equity Fund	Series 1	21.30%	21.30%	(22.15)%	(22.15)%	15.57%	15.57%	12.83%	12.83%	24.76%	24.76%
Invesco V.I. Global Fund	Service	33.98%	33.98%	(32.17)%	(32.17)%	14.77%	14.77%	26.89%	26.89%	30.99%	30.99%
Invesco V.I. Health Care Fund	Series 1	2.66%	2.66%	(13.62)%	(13.62)%	11.91%	11.91%	14.06%	14.06%	32.04%	32.04%
Invesco V.I. Technology Fund	Series 1	46.43%	46.43%	(40.16)%	(40.16)%	14.01%	14.01%	45.61%	45.61%	35.40%	35.40%
Janus Henderson Balanced Portfolio	Institutional	14.55%	15.01%	(17.02)%	(16.69)%	16.32%	16.79%	13.46%	13.91%	21.67%	22.16%
Janus Henderson Enterprise Portfolio	Institutional	17.19%	17.66%	(16.57)%	(16.23)%	15.96%	16.42%	18.58%	19.06%	34.47%	35.01%
Janus Henderson Forty Portfolio	Institutional	38.92%	39.47%	(34.05)%	(33.78)%	21.98%	22.47%	38.36%	38.91%	36.14%	36.68%
Janus Henderson Forty Portfolio	Service	39.17%	39.17%	(33.96)%	(33.96)%	22.17%	22.17%	38.55%	38.55%	36.37%	36.37%
Janus Henderson Global Research Portfolio	Institutional	25.83%	26.34%	(20.01)%	(19.69)%	17.21%	17.68%	19.16%	19.64%	28.08%	28.59%
Janus Henderson Overseas Portfolio	Service	10.20%	10.20%	(9.15)%	(9.15)%	12.89%	12.89%	15.62%	15.62%	26.26%	26.26%
MFS® Utilities Series	Initial	(2.45)%	(2.45)%	0.40%	0.40%	13.69%	13.69%	5.53%	5.53%	24.63%	24.63%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	4.89%	4.89%	(11.31)%	(11.31)%	(4.49)%	(4.49)%	9.73%	9.73%	5.75%	5.75%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

60

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (concluded)

December 31, 2023

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.

61